Value and Classification Of Fair Value Of UK Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total		$ 188.3
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Total	282.6	261.1	236.0
UK Plan | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	70.6	62.4
UK Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	200.4	188.3
UK Plan | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	11.6	10.4	10.3
UK Plan | Equities
Defined Benefit Plan Disclosure [Line Items]
Total	41.0	73.2
UK Plan | Equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	19.1	34.9
UK Plan | Equities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	21.9	38.3
UK Plan | Diversified Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Total	100.5	51.2
UK Plan | Diversified Growth Funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	50.8	26.3
UK Plan | Diversified Growth Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	49.7	24.9
UK Plan | Sovereign Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Total	64.2	63.4
UK Plan | Sovereign Debt Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	64.2	63.4
UK Plan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	64.6	61.7
UK Plan | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	64.6	61.7
UK Plan | Property
Defined Benefit Plan Disclosure [Line Items]
Total	11.6	10.4
UK Plan | Property | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	11.6	10.4
UK Plan | Cash
Defined Benefit Plan Disclosure [Line Items]
Total	0.7	1.2
UK Plan | Cash | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	$ 0.7	$ 1.2